Income tax (expenses) / benefits (Deferred Tax Assets Not Recognized) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	¥ 350,574	¥ 72,699
2022 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	65,331	12,687
2023 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	66,965	10,415
2024 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	91,901	38,312
2025 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	41,475	11,285
2026 [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of unused tax losses carried forward	84,902	0
Impairment losses on property, plant and equipment [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	29,969	29,969
Unused tax losses carried forward [member]
Disclosure of deferred tax assets not recognized [line items]
Deferred tax assets not recognized in respect of temporary differences	¥ 350,574	¥ 72,699